Summary of Significant Accounting Policies (Details Narrative)																2 Months Ended	3 Months Ended							4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
		Apr. 20, 2023 USD ($) shares	Apr. 19, 2023 USD ($)	Jan. 26, 2023 shares	Jan. 18, 2023 USD ($)	Dec. 21, 2022 $ / shares shares	Nov. 30, 2022 USD ($)	Oct. 11, 2022	Sep. 19, 2022 $ / shares shares	Sep. 19, 2022 USD ($) $ / shares shares	Sep. 15, 2022 USD ($) $ / shares shares	Jun. 07, 2022 USD ($)	Mar. 02, 2022 USD ($) $ / shares shares	Oct. 13, 2021 USD ($) shares	Jun. 02, 2021 USD ($)	Apr. 13, 2023 USD ($)	Apr. 13, 2023 USD ($)	Mar. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares		Sep. 30, 2021 USD ($)	Apr. 20, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) Segment $ / shares shares		Jun. 30, 2021 USD ($) shares	Apr. 17, 2023 shares	Mar. 09, 2023 $ / shares	Mar. 07, 2023 $ / shares	Feb. 21, 2023 USD ($)	Feb. 17, 2023 USD ($)	Feb. 16, 2023 USD ($)	Apr. 01, 2022 $ / shares shares	Mar. 30, 2022 USD ($)	Feb. 22, 2022 USD ($)	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2019 USD ($)	Jun. 03, 2016
Number of reportable segments | Segment																													2
Repayments of senior debt																									$ 2,778,427
Debt carrying amount																			$ 32,297,185						32,297,185			$ 32,297,185	$ 35,139,538		$ 6,747,021
Common stock, shares, issued | shares																													409,229		218,961
Liabilities																			61,056,560						61,056,560			61,056,560	$ 68,684,240		$ 44,949,647
Accumulated deficit																			167,441,699						167,441,699			167,441,699	149,140,426		46,908,336
Current assets																			7,871,822						7,871,822			7,871,822	9,971,985		29,710,243
Current liabilities																			54,870,414	$ 54,870,414					54,870,414			54,870,414	65,822,224		12,176,173
Net loss																			14,132,682	4,168,591	$ 34,334,629		$ 552,381		18,301,273	$ 34,887,010			102,232,090		26,372,734
Cash equivalents																			682,378		$ 1,040,051				682,378	1,040,051		682,378	2,517,146		19,917,196												$ 12,353,307
Net current liabilities																			$ 46,998,592						$ 46,998,592			$ 46,998,592	55,850,239
Exercise price of warrants | $ / shares													$ 100.00						$ 25.00						$ 25.00			$ 25.00
Proceeds from issuance of warrant													$ 20,925												$ 6,566
Senior convertible note																			$ 2,265,927						$ 2,265,927			$ 2,265,927
Percentage of gross proceeds																									50.00%
Proceeds from convertible debt																									$ 2,000,000
Percentage of offering fees																									7.00%
Proceeds from issuance of common stock																										$ 1,362,011			$ 3,885,109
Convertible Debt																			15,230,024,000,000						$ 15,230,024,000,000			15,230,024,000,000
Preferred Stock, Dividend Rate, Percentage																									10.00%				10.00%
Share price | $ / shares																					$ 728					$ 728			$ 218.32
Goodwill																			6,584,114						$ 6,584,114			6,584,114	$ 22,275,313		40,937,370
Impairment of Long-Lived Assets to be Disposed of																													19,526,058		0
Goodwill impairment charges																			16,135,000						16,135,000				46,498,689
Operating Lease, Impairment Loss																													1,416,807
Advertising Expense																													25,728,220		10,038,524
Derivative cash liability																									933,000,000				180,000,000
Net cash used in operating activities																									8,540,978	7,599,212			21,006,437		18,883,006
Stock Issued During Period, Value, New Issues																					1,539,219								3,885,109
Interest rate																																												8.00%
EEG iGaming [Member]
Goodwill																			5,604,282						5,604,282			5,604,282	19,660,481		15,109,012
Goodwill impairment charges																			14,500,000						14,500,000				14,500,000
EEG Games [Member]
Goodwill																			979,832						979,832			979,832	2,614,832		25,828,358
Goodwill impairment charges																			1,635,000
EEG Gaming [Member]
Goodwill impairment charges																									$ 1,635,000
February 22, 2023 [Member]
Stockholders' Equity, Reverse Stock Split																									Effective February 22, 2023
Other Nonoperating Income (Expense) [Member]
Foreign Currency Transaction Gain (Loss), before Tax																													$ 149,573		440,452
Player Relationships and Developed Technology and Software [Member]
Intangible assets estimated life																													5 years
Tradename [Member]
Intangible assets estimated life																													10 years
Gaming Licenses [Member]
Intangible assets estimated life																									2 years				2 years
Computer Software, Intangible Asset [Member]
Intangible assets estimated life																									5 years
Trade Names [Member]
Intangible assets estimated life																									10 years
iGaming Argyll [Member]
Goodwill, Impairment Loss																													$ 3,852,876
Goodwill																													26,972,631
Argrll Tradename [Member]
Goodwill impairment charges																													3,972,022
EGL Tradename [Member]
Goodwill impairment charges																													13,484,122
Argyll, EGL, HelixGameCenters, LeaseholdImprovements and FinanceLeaseAssets [Member]
Goodwill impairment charges																													653,107
EEG Games Segment [Member]
Goodwill impairment charges																													44,481
Helix Holdings LLC [Member]
Goodwill impairment charges																													$ 608,626
EEG Game Segment [Member]
Goodwill, Impairment Loss																			16,135,000						$ 16,135,000		$ 23,119,755
Series A Cumulative Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage																													10.00%
Interest rate																													10.00%
Minimum [Member]
Market capital requirement amount												$ 35,000,000
Stockholders equity requirement amount							$ 2,500,000
Maximum [Member]
FDIC insured amount																			250,000						$ 250,000			$ 250,000	$ 250,000
September 2022 Overallotment Warrants [Member]
Exercise price of warrants | $ / shares									$ 25.00	$ 25.00
Purchase price | $ / shares									$ 25.00	$ 25.00
Warrant [Member]
Number of purchase warrant, shares | shares																									300,000
Common Stock [Member]
Net loss
Number of shares issued | shares									300,000	300,000
Number of purchase warrant, shares | shares	[2]																														6,500
Number of units issued | shares																					3,758	[3]							11,658	[2]
Stock Issued During Period, Value, New Issues																					$ 4								$ 12
Registered Direct Offering [Member]
Number of shares issued | shares						70,650
Number of warrants issued | shares						178,500
Exercise price of warrants | $ / shares						$ 9.37
Registered Direct Offering [Member] | Warrant [Member]
Purchase price | $ / shares						$ 0.10
Over-Allotment Option [Member]
Number of warrants issued | shares																																						22,500
Exercise price of warrants | $ / shares													$ 1.00						$ 100.00						$ 100.00			$ 100.00										$ 100.00
Purchase price | $ / shares																			$ 1.00						$ 1.00			$ 1.00
Commissions and offering expenses																									$ 2,316,686
Proceeds from issuance of warrant																									$ 36,000
Stock Issued During Period, Value, New Issues																												$ 15,900,000
September 2022 Offering [Member]
Number of shares issued | shares									300,000																300,000
Number of warrants issued | shares									300,000	300,000									336,000						336,000			336,000
Exercise price of warrants | $ / shares									$ 25.00	$ 25.00									$ 25.00						$ 25.00			$ 25.00
Proceeds from issuance of warrant										$ 36,000															$ 5,286,288
Senior convertible note																			$ 4,075,991						$ 4,075,991			$ 4,075,991
Percentage of gross proceeds																									50.00%
Percentage of offering fees																									7.00%
Securities purchased under agreements to resell																			$ 500,000	$ 512,500					$ 500,000			$ 500,000
Number of units issued | shares																									20,500
Stock price per share | $ / shares									25.00	$ 25.00									$ 25.00						$ 25.00			$ 25.00
Proceeds from equity offering																									$ 2,000,000
September 2022 Offering [Member] | Warrant [Member]
Number of units issued | shares																									20,500
Share price | $ / shares									$ 1.00	$ 1.00
March 2022 Offering [Member]
Debt instrument, principal amount																													$ 35,000,000
Number of shares issued | shares													150,000																150,000
Number of warrants issued | shares													150,000						172,500						172,500			172,500
Exercise price of warrants | $ / shares													$ 100.00																$ 100.00
Proceeds from issuance of warrant																													$ 9,553,500
Stock price per share | $ / shares													$ 100.00																$ 100.00
Proceeds from equity offering													$ 13,605,000
Proceeds from issuance of common stock																													$ 1,395,000
Share price | $ / shares													$ 100.00
March 2022 Offering [Member] | Warrant [Member]
Number of shares issued | shares													22,500
Subsequent Event [Member]
Debt instrument, principal amount																																					$ 2,950,010			$ 35,000,000
Common stock, shares, issued | shares				100
Senior convertible note											$ 2,265,928
Percentage of offering fees											7.00%
Proceeds from issuance of common stock		$ 1,097,586			$ 1,000,000
Share price | $ / shares																																	$ 1.00	$ 1.00
Stockholders' Equity, Reverse Stock Split				one-for-twenty (1-for-20) to one-for-one-hundred (1-for-100)
Subsequent Event [Member] | Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage								10.00%
Subsequent Event [Member] | Over-Allotment Option [Member]
Exercise price of warrants | $ / shares											$ 25.00
Proceeds from issuance of warrant											$ 36,000
Subsequent Event [Member] | September 2022 Offering [Member]
Senior convertible note											4,080,990
Securities purchased under agreements to resell											$ 512,500
Number of units issued | shares											20,500
Senior Convertible Note [Member]
Debt instrument, principal amount															$ 35,000,000				$ 1,500,000						$ 1,500,000			$ 1,500,000
Debt Conversion, Converted Instrument, Amount																										8,243,454
[custom:FairValueDerivativeLiabilities-0]																			180,000,000						180,000,000			180,000,000	9,399,620
Accrued interest																			$ 1,073,343						1,073,343			$ 1,073,343
Proceeds from convertible debt															$ 32,515,000
Derivative cash liability																									$ 933,000,000				$ 933,000,000
Interest rate																			8.00%						8.00%			8.00%
Senior Convertible Note [Member] | Series A Cumulative Redeemable Convertible Preferred Stock [Member]
Interest rate																			10.00%						10.00%			10.00%
Senior Convertible Note [Member] | Maximum [Member]
Debt Conversion, Converted Instrument, Amount														$ 7,500,000
Number of units issued | shares																									147,589				160,315
Senior Convertible Note [Member] | Common Stock [Member] | Maximum [Member]
Number of units issued | shares														2,000
Senior Convertible Note [Member] | Over-Allotment Option [Member]
Commissions and offering expenses																									$ 1,073,343
Senior Convertible Note [Member] | Over-Allotment Option [Member] | September 2022 Overallotment Warrants [Member]
Commissions and offering expenses																									7,500,000
Senior Convertible Note [Member] | September 2022 Offering [Member]
Debt instrument, principal amount																			$ 32,221,573						32,221,573			$ 32,221,573
Senior Convertible Note [Member] | Subsequent Event [Member]
Conversion of stock, amount issued																$ 19,261,583		$ 19,261,583						$ 19,261,583
Common stock, shares, issued | shares		2,242,143																2,242,143						2,242,143								2,242,143
Exchange Agreement [Member] | Senior Convertible Note [Member]
Debt instrument, principal amount																																								35,000,000
Debt carrying amount																			32,221,573						32,221,573			32,221,573											$ 29,150,001	$ 29,150,001
Increasing in debt																										$ 5,849,999
Waiver Agreement [Member] | Senior Convertible Note Holder [Member]
Converted accrued liabilities																													$ 180,000,000
Liabilities																			1,640,000						1,640,000			1,640,000	$ 1,640,000
Debt liability outstanding																			15,230,024						15,230,024			15,230,024
Fair value of derivative liability																			$ 799,954						$ 799,954			799,954
Derivative cash liability																												$ 933,000,000
Waiver Agreement [Member] | Senior Convertible Note Holder [Member] | Subsequent Event [Member]
Debt instrument, principal amount																		$ 15,230,024
Debt carrying amount			$ 15,230,024
Reduction in conversion of debt																	$ 19,261,583	19,261,583						$ 19,261,583
Increasing in debt																2,950,010		$ 2,950,010						2,950,010
Increasing in debt		$ 450,010														450,010	450,010							450,010												$ 450,010
Converted accrued liabilities		2,500,000														$ 2,500,000	$ 2,500,000							2,500,000												2,500,000
Senior convertible note		$ 15,910,000																						$ 15,910,000											$ 15,910,000	$ 15,910,000
Debt Instrument, Repurchase Amount			679,976
Debt Conversion, Converted Instrument, Amount			$ 15,230,024

[1]	As of July 1, 2020 the Company had not yet acquired any goodwill.
[2]	Retrospectively restated for effect of stock split.
[3]	Retrospectively restated for effect of stock split.